As filed with the Securities and Exchange Commission on September 25, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21169
NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman New York Intermediate Municipal Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments New York Intermediate Municipal Fund Inc.a
(Unaudited) 7/31/15

Principal Amount		Value†
($000's omitted)		($000's omitted)z

Municipal Notes (163.6%)

California (5.6%)
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/24	2,396	ØØ
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,642
		4,038
Georgia (0.7%)
500	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	500	#ßØ

Guam (3.3%)
1,135	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,295
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,103
		2,398
Illinois (2.8%)
315	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	321
1,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/23	1,010
600	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	648
		1,979
Louisiana (0.8%)
500	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	568	ß

Nevada (1.6%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,131

New York (140.5%)
380	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/27	432	ß
375	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/28	425	ß
270	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/29	304	ß
270	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/26	319	ß
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/29	260	ß
250	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.), Ser. 2014, 5.00%, due 7/1/22	286	ß
500	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.), Ser. 2014, 5.00%, due 7/1/29	566	ß
155	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/26	181	ß
125	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/27	145	ß
195	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/28	224	ß
220	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/29	251	ß
325	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/30	369	ß
565	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/24	610	ß
515	Build NYC Res. Corp. Rev. (Int'l Leadership Charter Sch. Proj.), Ser. 2013, 5.00%, due 7/1/23	505	ß
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int'l Cultures), Ser. 2013-A, 3.88%, due 4/15/23	490	ß
225	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 3.75%, due 1/1/20	233	ñß
200	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/25	213	ñß
500	Cattaraugus Co. IDA Civic Fac. Rev. (St. Bonaventure Univ. Proj.), Ser. 2006-A, 5.00%, due 5/1/23	512	ß
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,169	ß
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25	1,203
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,484	ß
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,705	ß
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	603
755	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 4.75%, due 1/1/20	754	ß
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006-E, (BHAC Insured), 5.00%, due 12/1/21	1,113
2,000	Metropolitan Trans. Au. Rev., Ser. 2012-F, 5.00%, due 11/15/21	2,361
1,000	Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. of Rochester), Ser. 2005, 5.00%, due 8/1/15	1,000	ß
300	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/29	337	ß
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 5.00%, due 10/1/24	549	ß
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 5.00%, due 10/1/25	545	ß
250	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.00%, due 10/1/26	260	ß
1,120	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/23	1,258	ß
210	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/25	233	ß
180	Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%, due 1/1/16	181
1,265	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 5.00%, due 9/1/27	1,482
2,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/28	2,260
500	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/23	582	ß
1,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	1,146	ß
950	New York City G.O., Ser. 2009-B, 5.00%, due 8/1/22	1,085
1,000	New York City G.O., Ser. 2009-E, 5.00%, due 8/1/21	1,137
490	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-A, 5.00%, due 12/1/28	504	ß
100	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-B, 5.25%, due 12/1/36	103	ß
2,000	New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19	2,036	µß
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/40	523	ñß
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,331	ßØØ
660	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	#‡
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,012	ß
1,815	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%, due 7/1/27	1,783	ß
250	New York St. Dorm. Au. Rev. (Brookdale Hosp. Med. Ctr.), Ser. 1998-J, 5.20%, due 2/15/16	251	ß
410	New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995-A, 5.63%, due 7/1/16	430
780	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.63%, due 7/1/25	833	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/24	537	ß
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	968	ß
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/24	1,825	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 4.38%, due 5/1/26	2,137	ß
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2006-A, 5.00%, due 7/1/20	1,041	ß
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B, 5.25%, due 7/1/24 Pre-Refunded 7/1/17	795	ß
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012, 4.00%, due 7/1/28	1,448	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John's Univ.), Ser. 2007-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/19	2,293	ß
600	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph's College), Ser. 2010, 5.25%, due 7/1/25	622	ß
460	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/26	473	ß
470	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/27	480	ß
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/28	203	ß
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.13%, due 1/1/29	279	ß
1,350	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	1,570
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,353
1,500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004-A, 2.75%, due 7/1/17	1,539	ß
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,193
1,615	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.50%, due 11/1/29	1,682
960	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/27	956
1,045	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	1,040
1,230	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/23	1,425
1,295	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/24	1,499
1,000	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2007-B, 5.00%, due 4/1/20	1,089
1,090	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2009-B, 5.00%, due 4/1/19	1,241
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,418
965	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A1, 5.00%, due 12/15/23	1,060
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	870
900	Niagara Area Dev. Corp. Rev. (Covanta Energy Proj.), Ser. 2012, 4.00%, due 11/1/24	906	ñß
640	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/25	711	ß
300	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/26	331	ß
1,100	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%, due 6/15/26	1,173
500	Onondaga Civic Dev. Corp. Rev. (St. Josephs Hosp. Hlth. Ctr. Proj.), Ser. 2014-A, 5.00%, due 7/1/25	536	ß
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,159	ß
1,500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	1,578
3,000	Port Au. New York & New Jersey Cons. Bonds, Ser. 2012-175, 3.00%, due 12/1/27	3,022
750	Rensselaer City Sch. Dist. Cert. Participation, Ser. 2006, (XLCA Insured), 5.00%, due 6/1/26	764
1,500	Rockland Co. G.O. (Pub. Imp. ), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	1,645
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22	1,086	ß
1,410	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/28	1,592	ßØØ
1,980	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/25	2,212
1,000	Syracuse IDA Rev. (Syracuse Univ. Proj.), Ser. 2008-A-1, (LOC: JP Morgan Chase), 0.01%, due 7/1/37	1,000	µß
190	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/24	197
1,000	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	1,128
765	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23	858
305	Ulster Co. Res. Rec. Agcy., Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16	306
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,599
3,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	3,558	ØØ
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	1,002	ñß
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,455	ß
		101,432
Pennsylvania (3.0%)
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	2,173	b

Puerto Rico (4.2%)
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	1,987
1,060	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/16	1,050	ß
		3,037
Virgin Islands (1.1%)
250	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/24	276
500	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	542
		818

	Total Municipal Notes (Cost $112,920)	118,074

UNITS

Liquidating Trust - Real Estate (2.3%)
600	CMS Liquidating Trust (Cost $3,105)	1,650	#*^^

	Total Investments (165.9%) (Cost $116,025)	119,724	##

	Cash, receivables and other assets, less liabilities (1.0%)	751

	Liquidation Value of Variable Rate Municipal Term Preferred Shares [(66.9%)]	(48,300)

	Total Net Assets Applicable to Common Stockholders (100.0%)	$72,175

See Notes to Schedule of Investments

July 31, 2015 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (each Fund’s Board of Directors, a “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2015:

Asset Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3§	Total
California
Investments:
Municipal Notes^	$—	$141,877	$—	$141,877
Total Investments	—	141,877	—	141,877
Intermediate
Investments:
Municipal Notes^	—	469,867	—	469,867
Tax Exempt Preferred^	—	1,953	—	1,953
Total Investments	—	471,820	—	471,820
New York

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Municipal Notes^	—	118,074	—	118,074
Liquidating Trust—Real Estate^	—	1,650	—	1,650
Total Investments	—	119,724	—	119,724

^	The Schedule of Investments provides information on the state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/14	Accrued discounts/(premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of7/31/15	Net change in unrealized appreciation/(depreciation) from investments still held as of 7/31/15
(000’s omitted)
Investments in SecuritiesNew York
Units
Liquidating Trust—Real Estate	$1,830	$—	$—	$—	$—	$—	$—	$(1,830)	$—	$—
Total	$1,830	$—	$—	$—	$—	$—	$—	$(1,830)	$—	$—

As of the period ended July 31, 2015, a security was transferred from one level (as of October 31, 2014) to another. Based on beginning of period market values as of November 1, 2014, approximately $1,830,000 was transferred from Level 3 to Level 2 for New York as a result of an increase in the number of observable inputs that were readily available to the independent pricing service.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

##	At July 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net UnrealizedAppreciation(Depreciation)

California	$133,783	$8,374	$280	$8,094
Intermediate	434,098	40,695	2,973	37,722
New York	116,051	6,028	2,355	3,673

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to approximately $4,489,000 or 5.3% of net assets applicable to common stockholders for California, approximately $23,524,000 or 7.9% of net assets applicable to common stockholders for Intermediate, and approximately $2,877,000 or 4.0% of net assets applicable to common stockholders for New York.

Ø
All or a portion of this security was purchased on a when-issued basis. At July 31, 2015, these securities amounted to approximately $600,000 or 0.7% of net assets applicable to common stockholders for California, approximately $1,100,000 or 0.4% of net assets applicable to common stockholders for Intermediate, and approximately $500,000 or 0.7% of net assets applicable to common stockholders for New York.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2015, and at their final maturities.

b	Currently a zero coupon security; will convert to 6.00% on December 1, 2015.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

c	Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

d	Currently a zero coupon security; will convert to 5.5% on August 1, 2021.

e	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

h	Currently a zero coupon security; will convert to 6.75% on August 1, 2015.

i	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

j	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

*	Security did not produce income during the last twelve months.

^^	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

‡	Security had an event of default.

Ñ
These securities have been deemed by the investment manager to be illiquid. At July 31, 2015, these securities amounted to approximately $489,000 or 0.6% of net assets applicable to common stockholders for California and approximately $2,874,000 or 1.0% of net assets applicable to common stockholders for Intermediate.

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These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At July 31, 2015, these securities amounted to approximately $1,589,000 or 1.9% of net assets applicable to common stockholders for California, approximately $8,398,000 or 2.9% of net assets applicable to common stockholders for Intermediate and approximately $2,150,000 or 3.0% of net assets applicable to common stockholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders as of Acquisition Date	Value as of 7/31/15	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/15

California	California Muni. Fin. Au.Charter Sch. Lease Rev.(Sycamore Academy Proj.),Ser. 2014, 5.63%, due7/1/44	9/18/2014	$982	1.2%	$989	1.2%

	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	7/31/2015	600	0.7%	600	0.7%

Intermediate	California Muni. Fin. Au.Charter Sch. Lease Rev.(Sycamore Academy Proj.),Ser. 2014, 5.00%, due7/1/24	9/18/2014	806	0.3%	809	0.3%

	California Muni. Fin. Au.Charter Sch. Lease Rev.(Sycamore Academy Proj.),Ser. 2014, 5.13%, due7/1/29	9/18/2014	623	0.2%	631	0.2%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	7/31/2015	1,100	0.4%	1,100	0.4%

	Munimae TE Bond Subsidiary LLC, Unsecured Notes, 5.00%, due 4/30/28	1/31/2013	1,800	0.6%	1,953	0.7%

	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%,due 2/15/19	8/4/2006	1,100	0.4%	0	0.0%

	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0%	2,402	0.8%

	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond), Ser. 2015, 5.25%, due 5/1/25	6/30/2015	500	0.2%	501	0.2%

	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond), Ser. 2015, 5.75%, due 5/1/30	6/30/2015	1,000	0.4%	1,002	0.3%

New York	CMS Liquidating Trust	11/21/2012	3,105	4.0%	1,650	2.3%

	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	7/31/2015	500	0.7%	500	0.7%

	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%,due 2/15/19	8/4/2006	660	0.9%	0	0.0%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman New York Intermediate Municipal Fund Inc.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 25, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 25, 2015
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 25, 2015